BUSINESS COMBINATION (Acquisition of Ruifeng, Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended			0 Months Ended	2 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Nov. 01, 2013	Dec. 31, 2013
Business Acquisition [Line Items]
Net revenues	$ 332,324	$ 196,702	$ 91,768
Net losses	76,738	1,856	(9,430)
Training License Authorized by Apple [Member]
Business Acquisition [Line Items]
Identified intangible assets, estimated useful life	2 years 9 months 18 days
Mobile application technology [Member]
Business Acquisition [Line Items]
Identified intangible assets, estimated useful life	6 years 8 months 12 days
Ruifeng [Member]
Business Acquisition [Line Items]
Percentage of equity interest acquired				100.00%
Fixed cash consideration				2,403
Share consideration, fair value of shares				7,593
Net revenues					88
Net losses					630
Ruifeng [Member] | Training License Authorized by Apple [Member]
Business Acquisition [Line Items]
Identified intangible assets, amount				1,221
Identified intangible assets, estimated useful life				2 years 8 months 12 days
Ruifeng [Member] | Mobile application technology [Member]
Business Acquisition [Line Items]
Identified intangible assets, amount				521
Identified intangible assets, estimated useful life				4 years 2 months 12 days
Ruifeng [Member] | Common Shares [Member]
Business Acquisition [Line Items]
Share consideration, number of shares				1,825,349
Share consideration, fair value of shares				$ 7,593